INVESTMENT IN UNCONSOLIDATED AFFILIATES (Tables) - Branded Online Inc dba Nogin [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
The following table presents summarized financial information for the joint ventures for the six months ended and as of June 30, 2022 (in thousands):

	Modcloth	IPCO
Net revenue	$9,350	$13,578
Gross margin	$3,997	$10,776
Net loss	$(2,531)	$(826)
Current assets	$1,567	$4,385
Long term assets	$6,285	$5,824
Current liabilities	$8,387	$7,031
Long term liabilities	$4,945	$—

The following table presents summarized financial information for the joint ventures from formation through December 31, 2021 (in thousands):

	Modcloth	IPCO
Net revenue	$25,486	$133
Gross margin	$9,326	$98
Net loss	$(8,288)	$(8)

Current assets	$5,009	$2,596
Long term assets	$6,303	$6,130
Current liabilities	$8,539	$1,699
Long term liabilities	$5,698	$—

Investments in and Advances to Affiliates [Table Text Block]
The following table summarizes the changes in the ModCloth and IPCO investment Level 3 fair value measurement (in thousands):

	Modcloth	IPCO
Balance as of December 31, 2021	$6,437	$7,133
Change in fair value	(1,940)	(41)

Balance as of June 30, 2022	$4,497	$7,092

The following table summarizes the changes in the ModCloth investment Level 3 fair value measurement (in thousands):

Balance as of January 1, 2020	$—
Contribution	—
Change in fair value	—
Balance as of December 31, 2020	$—
Contribution	1,500
Change in fair value	4,937

Balance as of December 31, 2021	$6,437